Debt (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		1 Months Ended
	Jul. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Five-Year Revolving Credit Line Due June 2016 [Member]	Dec. 31, 2010 Five-Year Revolving Credit Line Due June 2016 [Member]	Jul. 31, 2009 4.6% Notes Due July 1, 2013 [Member]	Dec. 31, 2011 4.6% Notes Due July 1, 2013 [Member]	Dec. 31, 2010 4.6% Notes Due July 1, 2013 [Member]	Dec. 31, 2009 4.6% Notes Due July 1, 2013 [Member]	Jul. 06, 2009 8.95% Notes Due July 1, 2017 [Member]	Dec. 31, 2011 8.95% Notes Due July 1, 2017 [Member]	Dec. 31, 2010 8.95% Notes Due July 1, 2017 [Member]	Oct. 31, 2010 5.5% Notes Due October 1, 2010 [Member]	Jul. 31, 2009 5.5% Notes Due October 1, 2010 [Member]	Dec. 31, 2011 Line Of Credit Facility, Amount Available [Member]	Dec. 31, 2010 Line Of Credit Facility, Amount Available [Member]
Debt Instrument [Line Items]
Principal amount of debt					$ 0	$ 0		$ 135,200,000	$ 140,700,000		$ 250,000,000	$ 250,000,000	$ 250,000,000
Interest rate of debt instrument, percentage								4.60%	4.60%	4.60%		8.95%			5.50%
Maturity date of debt instrument					Jun. 21, 2016			Jul. 01, 2013			Jul. 01, 2017	Jul. 01, 2017
Carrying value of notes repurchased								5,500,000	16,500,000	16,500,000
Price of notes repurchased							14,600,000	5,900,000	17,300,000	16,900,000					242,800,000
Loss on early extinguishment of debt	8,600,000	300,000	800,000	9,100,000				300,000	800,000	500,000
Proceeds from issuance of unsecured debt											247,700,000
Principal amount of notes repurchased							15,400,000								234,600,000
Accrued interest on repurchased notes							100,000			300,000					3,700,000
Potential extended maturity date					Jun. 21, 2019
Annual fees of revolving credit facility					900,000
Line of credit facility, amount available																55,200,000	56,200,000
Remaining principal amount paid down														15,400,000
Line of credit facility, amount outstanding																3,500,000	6,100,000
Revolving credit facility, maximum borrowing capacity					400,000,000
Potential extended revolving credit facility, maximum borrowing capacity					500,000,000
Revolving credit facility, swing line					25,000,000
Borrowings outstanding under revolving credit facility					0	0		135,400,000	141,100,000			249,500,000	249,400,000
Fair value of long-term debt		715,400,000	726,900,000
Weighted average interest rate of debt		6.90%	6.90%
Weighted-average interest rate on short-term borrowings		0.80%	1.20%
Investment income, interest		4,600,000	5,800,000	7,400,000
Interest expense, long-term debt		42,400,000	35,200,000	34,700,000
Capitalized interest		$ 4,600,000	$ 3,100,000